Cover	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 23, 2022, CBAK Energy Technology, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Report”) to report the voting results of the proposals submitted to the stockholders at the 2022 annual meeting of stockholders of the Company (the “Annual Meeting”) held on December 23, 2022. This Amendment No.1 to the Original Report on Form 8-K/A (the “Form 8-K/A”) is being filed to correct the number of shares voted with respect to the proposals as noted below. The corrections are immaterial and do not impact the outcome of the vote on any of the proposals. This Form 8-K/A amends and restates thee disclosure provided under Item 5.07 of the Original Report in its entirety.
Document Period End Date	Dec. 23, 2022
Entity File Number	001-32898
Entity Registrant Name	CBAK ENERGY TECHNOLOGY, INC.
Entity Central Index Key	0001117171
Entity Tax Identification Number	86-0442833
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	BAK Industrial Park
Entity Address, Address Line Two	Meigui Street
Entity Address, Address Line Three	Huayuankou Economic Zone
Entity Address, City or Town	Dalian
Entity Address, Country	CN
Entity Address, Postal Zip Code	116450
City Area Code	(86)(411)
Local Phone Number	3918-5985
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CBAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false